EQUITY TRANSACTIONS	6 Months Ended
Jun. 30, 2025
EQUITY TRANSACTIONS
EQUITY TRANSACTIONS

17.  EQUITY TRANSACTIONS

During the six months ended June 30, 2024, 40,318,000 restricted shares were vested and exercised without exercise price.

During the six months ended June 30, 2025, 38,644,400 restricted shares were vested and exercised without exercise price.

On January 5, 2024, in connection with the private placement completed in August 2022, part of Series B warrants were exercised into 5,000 ADSs, or 500,000 Class A ordinary shares, at $6 per ADS.

On March 27, 2024, pursuant to the agreement the Company entered into in April 2022 in relation to the acquisition of Bee Computing, the Group issued 2,291,280 Class A ordinary shares as incentive shares to an employee, who is also a former employee of Bee Computing, when the Company has successfully completed the development of Litecoin ASIC mining machine that met the specific target.

On January 7, 2025, the Group approved to increase its authorized share capital to 8,800,000,000 ordinary shares at a par value of $0.00005 per share, which shall be divided into 8,399,935,000 Class A ordinary shares, 65,000 Class A preference shares and 400,000,000 Class B ordinary shares. As of June 30, 2025, 1,634,044,290 and 99 Class A and Class B ordinary shares were issued and outstanding, respectively.